INVENTORIES (Tables)	6 Months Ended
Jun. 30, 2023
Inventory, Net [Abstract]
Schedule Of Inventories
	June 30,	December 31,
	2023	2022
	Unaudited

Raw materials	2,247	2,201
Work-in-progress	2,985	2,468
Finished goods	456	461

	5,688	5,130